RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS
During the years ended December 31, 2024, 2023 and 2022, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2024	2023	2022
Transactions with affiliated companies
Melco International and its subsidiaries	Revenues and income (services provided by the Company):
	Shared service fee income for corporate office	$1,704	$2,198	$2,188
	Loan interest income	—	1,238	16,133
	Costs and expenses (services provided to the Company):
	Management fee expenses (1)	2,294	2,182	1,394
	Share-based compensation expenses (2)	—	—	2,865
	Trademark license fees (3)	5,978	—	—

(1)	The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of Melco’s Chief Executive Officer.

(2)
The amount represents the share-based compensation expenses related to the grant of certain share-based awards under the Melco International Share Incentive Plan to an employee of the Company. Further information on the share-based compensation arrangements is included in Note 16.

(3)
The amount represents the fees to use certain licensed marks granted by Melco International, as licensor, to the Company in the territories as defined in the trademark license agreement with a term of 10 years commenced on January 1, 2024 and the trademark license fees are payable at a percentage of the gross revenues of City of Dreams as agreed from time to time between both parties.

Other Related Party Transactions
During the year ended December 31, 2024, an aggregate principal amount of $30,000
and

$705 of the 2025 SCF Senior Notes held by
Mr. Lawrence Yau Lung Ho (“Mr. Ho”), Melco’s Chief Executive Officer, and an independent director of Melco, were purchased by SCF for a consideration of $30,000 and
 $705
,
respectively. As of December 31, 2024, Mr. Ho and his controlled entity; an independent director of Melco; and an executive officer of Melco held an aggregate principal amount of
$30,000, $3,886 and $1,600
senior notes issued by subsidiaries of Melco, respectively.
During the year ended December 31, 2023, a principal amount of $
909
of the 2025 SCF Senior Notes held by an independent director of Melco was purchased by SCF for a consideration of $
886
. As of December 31, 2023, Mr. Ho and his controlled entity; and an independent director of Melco held an aggregate principal amount of $
60,000
and $
7,591
senior notes issued by subsidiaries of Melco, respectively.

During the years ended December 31, 2024, 2023 and 2022, total interest expense of $
2,508
, $
3,300
and $
3,300
, in relation to the senior notes issued by a subsidiary of Melco, were paid or payable to Mr. Ho and his controlled entity, respectively. During the years ended December 31, 2024, 2023 and 2022, total interest expense of $
486
, $
519
and $
497
, in relation to the senior notes issued by subsidiaries of Melco, were paid or payable to an independent director of Melco, respectively. During the year ended December 31, 2024, total interest expense of $
25
,
in relation to the senior notes issued by subsidiaries of Melco, was paid or payable to an executive officer of Melco.

(a)	Receivables from Affiliated Companies
The outstanding balances mainly arising from operating income or prepayment of operating expenses on behalf of the affiliated companies as of December 31, 2024 and 2023 are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2024	2023
Melco International and its subsidiaries and joint ventur e	$2,357	$728
Othe r	65	69

	$2,422	$797

(b)	Payables to Affiliated Companies
The outstanding balances mainly arising from operating expenses and expenses paid by affiliated companies on behalf of the Company as of December 31, 2024 and 2023, are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2024	2023
Melco International and its subsidiarie s	$39	$377

(c)	Receivables from an Affiliated Company, Non-current
On March 28, 2022, Melco entered into a facility agreement (the “Facility Agreement”) with Melco International pursuant to which a $250,000 revolving loan facility was granted by Melco as lender to Melco International as borrower for a period of 12 months after the first utilization date (the last day of such period being the “Final Repayment Date”). Melco International could request utilization of all or part of the loan from the date of the Facility Agreement until one month prior to the Final Repayment Date for general corporate purposes of Melco International and its subsidiaries (excluding the Company). Principal amounts outstanding under the Facility Agreement bore interest at an annual rate of 11%, with outstanding principal amounts and accrued interest payable by Melco International on the Final Repayment Date. On December 30, 2022, Melco and Melco International agreed to amend the Final Repayment Date to June 30, 2024, subject to certain conditions. As of December 31, 2022, the outstanding principal amount under the Facility Agreement was $200,000 and the remaining outstanding balance mainly represented the accrued interest payable. No part of the amounts would be repayable within the next twelve months from the balance sheet date and, accordingly, the amounts were shown as non-current
assets in the accompanying consolidated balance
sheets.

The outstanding principal amount of $200,000 under the Facility Agreement was fully repaid by Melco International on January 18, 2023. The Facility Agreement was terminated on March 10, 2023 following the settlement of the related accrued loan interest under the Facility Agreement due by Melco International to Melco on the same date.